Stockholders’ (Deficit) Equity (Details) - Schedule of Shares Common Stock - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Common Shares Issued (in Shares)	560,936	222,183	2,971,821	856,858
Fair Value of Shares Issued (in Dollars)	$ 4,147	$ 5,773	$ 6,951	$ 4,584
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Common Shares Issued (in Shares)		17,731	177,305
Fair Value of Shares Issued (in Dollars)		$ 531	$ 561
Employees [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)		$ 28.2	$ 2.82
Employees [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)		$ 28.2	$ 2.82
Board and Committee Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Common Shares Issued (in Shares)	127,000	16,000	160,000	63,000
Fair Value of Shares Issued (in Dollars)	$ 545	$ 243	$ 155	$ 201
Board and Committee Members [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)	$ 0.28	$ 10.5	$ 3.02	$ 3.02
Board and Committee Members [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)	$ 4.1	$ 31.3	$ 9.65	$ 9.65
Related Party Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Common Shares Issued (in Shares)				100,000
Fair Value of Shares Issued (in Dollars)				$ 257
Related Party Shares [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)				$ 2.57
Related Party Shares [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)				$ 2.57
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Common Shares Issued (in Shares)				36,000
Fair Value of Shares Issued (in Dollars)				$ 113
Consultant [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)				$ 3.02
Consultant [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)				$ 7.4
Equity Raise [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Common Shares Issued (in Shares)		188,452	1,884,516	657,858
Fair Value of Shares Issued (in Dollars)		$ 4,999	$ 4,113	$ 4,013
Equity Raise [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)		$ 26.5	$ 2.65	$ 6.1
Equity Raise [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)		$ 26.5	$ 2.65	$ 6.1
Warrants Exercised Per Inducement Letter [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Common Shares Issued (in Shares)			550,000
Fair Value of Shares Issued (in Dollars)			$ 1,994
Warrants Exercised Per Inducement Letter [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)			$ 0.83
Warrants Exercised Per Inducement Letter [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)			$ 0.83
Shares Issued In Connection With Debt Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Common Shares Issued (in Shares)			200,000
Fair Value of Shares Issued (in Dollars)			$ 128
Shares Issued In Connection With Debt Related Party [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)			$ 0.64
Shares Issued In Connection With Debt Related Party [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value at Issuance (minimum and maximum per share)			$ 0.64